MORGAN STANLEY FOCUS GROWTH FUND

522 Fifth Avenue

New York, NY 10036

July 23, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

Judiciary Plaza

100 F Street, N.E.

Washington, D.C. 20549

Attention:  Larry L. Greene, Senior Counsel, Division of Investment Management

Re:                               Morgan Stanley Focus Growth Fund

Registration Statement on Form N-14 (File No. 333-181649)

Dear Mr. Greene:

On behalf of Morgan Stanley Focus Growth Fund, a Massachusetts business trust (the “Registrant”), transmitted herewith for filing with the Securities and Exchange Commission under the Securities Act of 1933, as amended, is Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 (the “Registration Statement”) relating to a proposed Agreement and Plan of Reorganization, pursuant to which substantially all of the assets and liabilities of the Focus Growth Portfolio, a series of Morgan Stanley Institutional Fund, Inc., will be transferred to the Registrant, in exchange for shares of beneficial interest of the Registrant.

No fees are required in connection with this filing.  Should you have any questions regarding the Registration Statement or the foregoing matters, please do not hesitate to contact me at 212.296.6980 (tel) or 212.507.8599 (fax) or Kristin M. Hester of Dechert LLP at 212.649.8796 (tel) or 212.698.3599 (fax).

Very truly yours,

/s/ Daniel E. Burton
Daniel E. Burton
Assistant Secretary

Enclosures

cc: Stefanie V. Chang Yu